                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MPM Asset Management LLC
Address: The John Hancock Tower
         200 Clarendon Street
         54th Floor
         Boston, MA 02116

Form 13F File Number: 28-13379

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ansbert Gadicke
Title: Member
Phone: (617) 425-9200

Signature, Place, and Date of Signing:


/s/ Ansbert Gadicke                        Boston, MA         February 11, 2013
-----------------------------------   --------------------   ------------------
[Signature]                               [City, State]            [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        None
Form 13F Information Table Entry Total:   Eight (8)
Form 13F Information Table Value Total:   $110,247 (thousands)

List of Other Included Managers: None

                           FORM 13F INFORMATION TABLE

                                                                                                         VOTING AUTHORITY
                                TITLE OF             VALUE   SHARES /  SH / PUT / INVESTMENT   OTHER  ----------------------
NAME OF ISSUER                    CLASS    CUSIP   (X$1000)   PRN AMT   PRN  CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------                  -------- --------- -------- ---------- ---- ----- ---------- -------- ---------- ------ ----
AVEO Pharmaceuticals, Inc.      COM      053588109   17,782  2,208,961 SH   N/A      Sole       N/A    2,208,961   N/A   N/A
EnteroMedics, Inc.              COM      29365M208    4,675  1,669,753 SH   N/A      Sole       N/A    1,669,753   N/A   N/A
iCAD, Inc.                      COM      44934S107       45      9,398 SH   N/A      Sole       N/A        9,398   N/A   N/A
Idenix Pharmaceuticals, Inc.    COM      45166R204    1,659    342,148 SH   N/A      Sole       N/A      342,148   N/A   N/A
Pacira Pharmaceuticals, Inc.    COM      695127100   57,485  3,290,479 SH   N/A      Sole       N/A    3,290,479   N/A   N/A
PharmAthene, Inc.               COM      71714G102    7,109  6,347,614 SH   N/A      Sole       N/A    6,347,614   N/A   N/A
Verastem, Inc.                  COM      92337C104   17,873  2,033,333 SH   N/A      Sole       N/A    2,033,333   N/A   N/A
Zalicus, Inc.                   COM      98887C105    3,619  5,566,980 SH   N/A      Sole       N/A    5,566,980   N/A   N/A